Changes in Equity and Earnings Per Share - Summary of Weighted Average Number of Ordinary and Restricted Shares (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [Line Items]
Issued ordinary and restricted shares at 1 January, net of treasury shares	1,934	1,606	1,607
Effect of shares issued and share buyback programs		(20)	(2)
Effect of stock lending	14	12	10
Effect of undelivered shares under the deferred share instrument	23	23	23
Weighted average number of ordinary and restricted shares at 31 December	1,971	1,717	1,638
Effect of share options and restricted stock units	39	38	30
Weighted average number of ordinary and restricted shares (diluted) at 31 December	2,010	1,755	1,668
Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	$ 7,967	$ 4,853	$ 8,513
Exceptional items, before taxes (refer to Note 8)	(662)	(394)	136
Exceptional finance income/(cost), before taxes (refer to Note 8)	(693)	(3,356)	(214)
Exceptional taxes (refer to Note 8)	830	77	(201)
Exceptional non-controllinginterest (refer to Note 8)	526	13	39
Profit from discontinued operations	28	48
Profit attributable to equity holders of AB InBev	$ 7,996	$ 1,241	$ 8,273
Sabmiller Combination [member]
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [Line Items]
Effect of restricted shares issued upon the SAB combination		94
Ordinary restricted shares [member]
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [Line Items]
Weighted average number of ordinary and restricted shares at 31 December	1,971	1,717	1,638